Long-Term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt
8.	Long-Term Debt

	December 31, 2015 $	December 31, 2014 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2019	429,279	544,969
Norwegian Kroner Bonds due through 2019	327,941	389,157
U.S. Dollar-denominated Term Loans due through 2018	129,133	158,547
U.S. Dollar-denominated Term Loans due through 2028	2,037,766	850,433
U.S. Dollar Non-Public Bond due through 2024	202,449	196,098
U.S. Dollar Bonds due through 2019	300,000	300,000

Total principal	3,426,568	2,439,204
Less unamortized discount and debt issuance costs	(62,694)	(30,608)

Total debt	3,363,874	2,408,596
Less current portion	485,069	257,501

Long-term portion	2,878,805	2,151,095

As at December 31, 2015, the Partnership had five revolving credit facilities, which, as at such date, provided for borrowings of up to $453.5 million (2014 - $644.6 million), of which $24.2 million (2014 - $99.6 million) was undrawn. The total amount available under the revolving credit facilities reduces by $210.9 million (2016), $97.5 million (2017), $97.8 million (2018), and $47.3 million (2019). Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership’s total consolidated debt. One revolving credit facility is guaranteed by Teekay Corporation and contains a covenant that requires Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation’s total consolidated debt which has recourse to Teekay Corporation. The revolving credit facilities are collateralized by first-priority mortgages granted on 18 of the Partnership’s vessels, together with other related security. As at December 31, 2015, the Partnership has guaranteed $406.5 million of these revolvers and Teekay Corporation has guaranteed $22.8 million.

In January 2014, the Partnership issued Norwegian Kroner (or NOK) 1,000 million in senior unsecured bonds that mature in January 2019 in the Norwegian bond market. As of December 31, 2015, the carrying amount of the bonds was $113.1 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 4.25%. The Partnership entered into a cross currency swap to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.42%, and the transfer of the principal amount fixed at $162.2 million upon maturity in exchange for NOK 1,000 million (see note 12).

In January 2013, the Partnership issued NOK 1,300 million in senior unsecured bonds in the Norwegian bond market. The bonds were issued in two tranches maturing in January 2016 (NOK 500 million) and January 2018 (NOK 800 million). As at December 31, 2015, the carrying amount of the bonds was $147.0 million. The bonds are listed on the Oslo Stock Exchange. Interest payments on the tranche that matured in January 2016 were based on NIBOR plus a margin of 4.00%. Interest payments on the tranche maturing in 2018 are based on NIBOR plus a margin of 4.75%. The Partnership entered into cross currency rate swaps to swap all interest and principal payments into U.S. Dollars, with interest payments fixed at a rate of 4.94% on the tranche maturing in 2016 and 6.07% on the tranche maturing in 2018 and the transfer of the principal amount fixed at $89.7 million upon maturity in exchange for NOK 500 million on the tranche that matured in 2016 and fixed at $143.5 million upon maturity in exchange for NOK 800 million on the tranche maturing in 2018 (see note 12).

In January 2012, the Partnership issued NOK 600 million in senior unsecured bonds that mature in January 2017 in the Norwegian bond market. As at December 31, 2015, the carrying amount of the bonds was $67.8 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin of 5.75%. The Partnership entered into a cross currency rate swap to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 7.49%, and the transfer of the principal amount fixed at $101.4 million upon maturity in exchange for NOK 600 million (see note 12).

As at December 31, 2015, three of the Partnership’s 50% owned subsidiaries each had an outstanding term loan, which in the aggregate totaled $129.1 million. These term loans reduce over time with quarterly and semi-annual payments and have varying maturities through 2018. These term loans are collateralized by first-priority mortgages on the three shuttle tankers to which the loans relate, together with other related security. As at December 31, 2015, the Partnership had guaranteed $31.2 million of these term loans, which represents its 50% share of the outstanding term loans of two of these 50% owned subsidiaries. The other owner and Teekay Corporation have guaranteed $64.5 million and $33.4 million, respectively.

As at December 31, 2015, the Partnership had term loans outstanding for the shuttle tankers the Amundsen Spirit, the Nansen Spirit, the Peary Spirit, the Scott Spirit, the Samba Spirit and the Lambada Spirit, for the Suksan Salamander and Gina Krog FSO units, for thePiranema Spirit, the Voyageur Spirit, the Petrojarl Knarr and the Petrojarl I FPSO units, for the ALP towing vessels, and for the Arendal Spirit UMS, which totaled $2.0 billion. For the term loan for the Amundsen Spirit and the Nansen Spirit, one tranche reduces in semi-annual payments while the other tranche correspondingly is drawn up every six months with final bullet payments of $29.0 million due in 2022 and $29.1 million due in 2023, respectively. The other term loans reduce over time with quarterly or semi-annual payments. These term loans have varying maturities through 2028 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security. As at December 31, 2015, the Partnership had guaranteed $1.7 billion of these term loans and Teekay Corporation had guaranteed $295.6 million.

In February 2015, the Partnership issued $30.0 million in senior bonds that mature in June 2024 in a U.S. private placement. As of December 31, 2015, the carrying amount of the bonds was $27.1 million. The interest payments on the bonds are fixed at a rate of 4.27%. The bonds are collateralized by first-priority mortgage on the Dampier Spirit FSO unit to which the bonds relate, together with other related security, and are guaranteed by the Partnership.

In August 2014, the Partnership assumed Logitel’s obligations under a bond agreement from Sevan Marine ASA (or Sevan) as part of the Logitel acquisition (see note 18b). The bonds are retractable at par at any time by the Partnership. As of December 31, 2015, the outstanding amount of the bonds was $20.0 million with a carrying value of $18.8 million and the bonds are guaranteed by the Partnership.

In September 2013 and November 2013, the Partnership issued a total of $174.2 million of ten-year senior bonds, that mature in December 2023, and that were issued in a U.S. private placement to finance the Bossa Nova Spirit and the Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security. The Partnership makes semi-annual repayments on the bonds and as at December 31, 2015, the carrying amount of the bonds was $155.3 million.

In May 2014, the Partnership issued $300.0 million in five-year senior unsecured bonds that mature in July 2019 in the U.S. bond market. As at December 31, 2015, the carrying amount of the bonds was $300.0 million. The bonds are listed on the New York Stock Exchange. The interest payments on the bonds are fixed at a rate of 6.0%.

Interest payments on the revolving credit facilities and the term loans are based on LIBOR plus margins, except for $20.6 million of one tranche of the term loan for the ALP newbuilding towing vessels, which are fixed at 2.93%. At December 31, 2015 and December 31, 2014, the margins ranged between 0.30% and 3.25%. The weighted-average effective interest rate on the Partnership’s variable rate long-term debt as at December 31, 2015 was 3.2% (December 31, 2014 – 3.5%). This rate does not include the effect of the Partnership’s interest rate swaps (see note 12).

The aggregate annual long-term debt principal repayments required to be made subsequent to December 31, 2015 are $486.2 million (2016), $636.9 million (2017), $580.4 million (2018), $728.4 million (2019), $221.9 million (2020), and $772.8 million (thereafter).

Obligations under the Partnership’s credit facilities are secured by certain vessels, and if the Partnership is unable to repay debt under the credit facilities, the lenders could seek to foreclose on those assets. The Partnership has one revolving credit facility and four term loans that require the Partnership to maintain vessel values to drawn principal balance minimum ratios of a range of 113% to 125%. As at December 31, 2015, these ratios ranged from 126% to 212%. The vessel values used in these ratios are the appraised values prepared by the Partnership based on second hand sale and purchase market data. Changes in the conventional or shuttle tanker, towing, UMS or FPSO markets could negatively affect these ratios.

As at December 31, 2015 the Partnership and Teekay Corporation were in compliance with all covenants in the credit facilities and long-term debt.